PORTFOLIO OF INVESTMENTS – as of December 31, 2019 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund

Principal Amount	Description	Value (†)
Bonds and Notes – 98.5% of Net Assets
	ABS Car Loan – 9.6%
$5,175	ACC Trust, Series 2018-1, Class A, 3.700%, 12/21/2020, 144A	$5,179
845,000	American Credit Acceptance Receivables Trust, Series 2019-4, Class C, 2.690%, 12/12/2025, 144A	844,719
49,943	AmeriCredit Automobile Receivables Trust, Series 2016-2, Class C, 2.870%, 11/08/2021	50,034
160,000	AmeriCredit Automobile Receivables Trust, Series 2016-3, Class C, 2.240%, 4/08/2022	160,046
345,145	AmeriCredit Automobile Receivables Trust, Series 2016-4, Class B, 1.830%, 12/08/2021(a)	345,046
110,000	AmeriCredit Automobile Receivables Trust, Series 2017-1, Class B, 2.300%, 2/18/2022	110,078
510,000	AmeriCredit Automobile Receivables Trust, Series 2018-3, Class B, 3.580%, 10/18/2024	523,758
480,000	AmeriCredit Automobile Receivables Trust, Series 2019-2, Class B, 2.540%, 7/18/2024	483,265
695,000	AmeriCredit Automobile Receivables Trust, Series 2019-3, Class A3, 2.060%, 4/18/2024	695,473
360,000	Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A, 2.990%, 6/20/2022, 144A(a)	363,817
100,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class A, 3.450%, 3/20/2023, 144A	102,311
640,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class A, 3.350%, 9/22/2025, 144A	660,055
213,780	Bank of the West Auto Trust, Series 2017-1, Class A3, 2.110%, 1/15/2023, 144A	213,796
450,000	Bank of the West Auto Trust, Series 2019-1, Class A3, 2.430%, 4/15/2024, 144A	452,574
358,384	California Republic Auto Receivables Trust, Series 2017-1, Class A4, 2.280%, 6/15/2022(a)	358,575
49,926	Capital Auto Receivables Asset Trust, Series 2017-1, Class A3, 2.020%, 8/20/2021, 144A	49,916
565,000	Capital One Prime Auto Receivables Trust, Series 2019-2, Class A3, 1.920%, 5/15/2024	564,240
585,000	CarMax Auto Owner Trust, Series 2019-4, Class A2A, 2.010%, 3/15/2023	585,313
485,114	CarMax Auto Owner Trust, Series 2017-2, Class A3, 1.930%, 3/15/2022(a)	484,937
660,000	Carvana Auto Receivables Trust, Series 2019-3A, Class A3, 2.340%, 6/15/2023, 144A	660,815
17,814	CIG Auto Receivables Trust, Series 2017-1A, Class A, 2.710%, 5/15/2023, 144A	17,833
775,000	CPS Auto Receivables Trust, Series 2018-D, Class B, 3.610%, 11/15/2022, 144A	781,478
595,000	Credit Acceptance Auto Loan Trust, Series 2019-3A, Class A, 2.380%, 11/15/2028, 144A	594,185
1,005,000	Drive Auto Receivables Trust, Series 2018-5, Class B, 3.680%, 7/15/2023	1,013,946
215,000	Drive Auto Receivables Trust, Series 2019-3, Class B, 2.650%, 2/15/2024	216,509

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	ABS Car Loan – continued
$105,000	DT Auto Owner Trust, Series 2019-4A, Class B, 2.360%, 1/16/2024, 144A	$105,028
140,150	DT Auto Owner Trust, Series 2016-2A, Class D, 5.430%, 11/15/2022, 144A	140,970
60,000	DT Auto Owner Trust, Series 2018-2A, Class C, 3.670%, 3/15/2024, 144A	60,564
285,000	DT Auto Owner Trust, Series 2019-1A, Class C, 3.610%, 11/15/2024, 144A	289,816
270,000	DT Auto Owner Trust, Series 2019-2A, Class C, 3.180%, 2/18/2025, 144A	273,333
122,143	Exeter Automobile Receivables Trust, Series 2017-2A, Class B, 2.820%, 5/16/2022, 144A	122,291
47,437	Exeter Automobile Receivables Trust, Series 2018-1A, Class B, 2.750%, 4/15/2022, 144A	47,454
205,977	Exeter Automobile Receivables Trust, Series 2018-2A, Class B, 3.270%, 5/16/2022, 144A	206,327
150,000	Exeter Automobile Receivables Trust, Series 2019-2A, Class B, 3.060%, 5/15/2023, 144A	151,220
59,197	First Investors Auto Owner Trust, Series 2017-1A, Class A2, 2.200%, 3/15/2022, 144A	59,196
172,171	First Investors Auto Owner Trust, Series 2017-2A, Class A2, 2.270%, 7/15/2022, 144A	172,160
193,096	First Investors Auto Owner Trust, Series 2018-2A, Class A1, 3.230%, 12/15/2022, 144A	193,853
452,974	First Investors Auto Owner Trust, Series 2019-2A, Class A, 2.210%, 9/16/2024, 144A	452,817
117,652	Flagship Credit Auto Trust, Series 2016-2, Class B, 3.840%, 9/15/2022, 144A	118,049
14,563	Flagship Credit Auto Trust, Series 2016-4, Class B, 2.410%, 10/15/2021, 144A	14,562
800,000	Flagship Credit Auto Trust, Series 2018-4, Class B, 3.880%, 10/16/2023, 144A	820,832
705,000	Ford Credit Auto Owner Trust, Series 2016-2, Class A, 2.030%, 12/15/2027, 144A(a)	705,114
595,000	Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.190%, 7/15/2031, 144A(a)	618,372
635,000	Ford Credit Floorplan Master Owner Trust, Series 2019-1, Class A, 2.840%, 3/15/2024	644,293
265,000	GLS Auto Receivables Trust, Series 2018-3A, Class B, 3.780%, 8/15/2023, 144A	268,690
522,513	GLS Auto Receivables Trust, Series 2019-2A, Class A, 3.060%, 4/17/2023, 144A	525,249
260,000	GLS Auto Receivables Trust, Series 2019-4A, Class B, 2.780%, 9/16/2024, 144A	260,521
90,755	GM Financial Consumer Automobile Receivables Trust, Series 2017-1A, Class A3, 1.780%, 10/18/2021, 144A	90,708
327,294	GM Financial Consumer Automobile Receivables Trust, Series 2017-3A, Class A3, 1.970%, 5/16/2022, 144A(a)	327,361
450,000	GM Financial Consumer Automobile Receivables Trust, Series 2019-3, Class A3, 2.180%, 4/16/2024	452,074
420,000	Hyundai Auto Receivables Trust, Series 2019-B, Class A3, 1.940%, 2/15/2024	420,286
510,000	NextGear Floorplan Master Owner Trust, Series 2017-1A, Class A2, 2.540%, 4/18/2022, 144A(a)	510,398

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	ABS Car Loan – continued
$150,000	NextGear Floorplan Master Owner Trust, Series 2017-2A, Class A2, 2.560%, 10/17/2022, 144A	$150,547
125,000	NextGear Floorplan Master Owner Trust, Series 2018-1A, Class A2, 3.220%, 2/15/2023, 144A	126,467
310,000	NextGear Floorplan Master Owner Trust, Series 2018-2A, Class A2, 3.690%, 10/15/2023, 144A	318,113
1,045,000	Prestige Auto Receivables Trust, Series 2019-1A, Class A3, 2.450%, 5/15/2023, 144A	1,048,765
370,000	Santander Drive Auto Receivables Trust, Series 2019-2, Class C, 2.900%, 10/15/2024	373,661
460,000	Santander Drive Auto Receivables Trust, Series 2018-5, Class C, 3.810%, 12/16/2024	466,866
655,000	Santander Drive Auto Receivables Trust, Series 2019-3, Class A3, 2.160%, 11/15/2022	655,966
225,000	Westlake Automobile Receivables Trust, Series 2019-3A, Class B, 2.410%, 10/15/2024, 144A	225,086
48,802	Westlake Automobile Receivables Trust, Series 2018-1A, Class B, 2.670%, 5/17/2021, 144A	48,813
515,000	Westlake Automobile Receivables Trust, Series 2019-1A, Class B, 3.260%, 10/17/2022, 144A	520,731
830,000	Westlake Automobile Receivables Trust, Series 2019-2A, Class B, 2.620%, 7/15/2024, 144A	833,263
89,322	World Omni Auto Receivables Trust, Series 2017-B, Class A3, 1.950%, 2/15/2023	89,295

		23,247,009

	ABS Credit Card – 1.6%
620,000	American Express Credit Account Master Trust, Series 2019-1, Class A, 2.870%, 10/15/2024	633,468
925,000	Barclays Dryrock Issuance Trust, Series 2019-1, Class A, 1.960%, 5/15/2025	923,864
805,000	Capital One Multi-Asset Execution Trust, Series 2017-A4, Class A4, 1.990%, 7/17/2023(a)	805,852
260,000	Citibank Credit Card Issuance Trust, Series 2014-A1, Class A1, 2.880%, 1/23/2023	262,659
730,000	World Financial Network Credit Card Master Trust, Series 2017-A, Class A, 2.120%, 3/15/2024(a)	729,876
585,000	World Financial Network Credit Card Master Trust, Series 2019-C, Class A, 2.210%, 7/15/2026	585,816

		3,941,535

	ABS Home Equity – 0.3%
226,441	Bayview Opportunity Master Fund IVa Trust, Series 2016-SPL1, Class A, 4.000%, 4/28/2055, 144A	230,964
37,157	Colony American Finance Ltd., Series 2015-1, Class A, 2.896%, 10/15/2047, 144A	37,126
138,796	CoreVest American Finance Trust, Series 2017-1, Class A, 2.968%, 10/15/2049, 144A	139,375
7,104	Countrywide Alternative Loan Trust, Series 2006-J5, Class 4A1, 5.181%, 7/25/2021(b)(c)(d)	6,799
4,462	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(b)(c)(d)	4,407

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	ABS Home Equity – continued
$228,610	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M2, 1-month LIBOR + 1.850%, 3.642%, 10/25/2027(a)(e)	$230,055
82,749	Mill City Mortgage Loan Trust, Series 2016-1, Class A1, 2.500%, 4/25/2057, 144A(c)	82,595
70,553	Towd Point Mortgage Trust, Series 2015-2, Class 1A12, 2.750%, 11/25/2060, 144A(c)	70,614

		801,935

	ABS Other – 2.5%
175,908	Diamond Resorts Owner Trust, Series 2018-1, Class A, 3.700%, 1/21/2031, 144A	180,037
129,614	John Deere Owner Trust, Series 2017-B, Class A3, 1.820%, 10/15/2021	129,499
190,077	Merlin Aviation Holdings DAC, Series 2016-1, Class A, 4.500%, 12/15/2032, 144A(c)	189,943
53,172	OneMain Financial Issuance Trust, Series 2016-1A, Class A, 3.660%, 2/20/2029, 144A	53,278
555,000	OneMain Financial Issuance Trust, Series 2018-1A, Class A, 3.300%, 3/14/2029, 144A(a)	563,258
280,086	S-Jets Ltd., Series 2017-1, Class A, 3.967%, 8/15/2042, 144A	280,304
313,164	SCF Equipment Leasing LLC, Series 2018-1A, Class A2, 3.630%, 10/20/2024, 144A(a)	316,978
57,417	Sierra Timeshare Conduit Receivables Funding LLC, Series 2017-1A, Class A, 2.910%, 3/20/2034, 144A	57,832
730,000	SoFi Consumer Loan Program Trust, Series 2018-2, Class A2, 3.350%, 4/26/2027, 144A	734,402
636,192	SoFi Consumer Loan Program Trust, Series 2018-4, Class A, 3.540%, 11/26/2027, 144A	641,308
114,583	TAL Advantage V LLC, Series 2014-1A, Class A, 3.510%, 2/22/2039, 144A	114,287
44,306	TAL Advantage V LLC, Series 2014-2A, Class A2, 3.330%, 5/20/2039, 144A	44,263
122,917	TAL Advantage V LLC, Series 2014-3A, Class A, 3.270%, 11/21/2039, 144A	122,967
2,180,000	Verizon Owner Trust, Series 2019-B, Class A1A, 2.330%, 12/20/2023(a)	2,195,644
345,000	Wheels SPV 2 LLC, Series 2019-1A, Class A2, 2.300%, 5/22/2028, 144A	345,886

		5,969,886

	ABS Student Loan – 0.4%
76,794	Earnest Student Loan Program LLC, Series 2017-A, Class A2, 2.650%, 1/25/2041, 144A	76,710
293,231	Massachusetts Educational Financing Authority, Series 2018-A, Class A, 3.850%, 5/25/2033	296,318
107,606	North Carolina State Education Assistance Authority, Series 2011-2, Class A2, 3-month LIBOR + 0.800%, 2.740%, 7/25/2025(e)	107,603
28,948	SoFi Professional Loan Program LLC, Series 2015-A, Class A2, 2.420%, 3/25/2030, 144A	28,943
151,938	SoFi Professional Loan Program LLC, Series 2016-B, Class A2B, 2.740%, 10/25/2032, 144A	152,618

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	ABS Student Loan – continued
$180,000	SoFi Professional Loan Program LLC, Series 2017-E, Class A2B, 2.720%, 11/26/2040, 144A	$181,493
55,542	South Carolina Student Loan Corp., Series 2010-1, Class A2, 3-month LIBOR + 1.000%, 2.940%, 7/25/2025(e)	55,600

		899,285

	ABS Whole Business – 0.2%
528,313	Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2II, 4.666%, 9/05/2048, 144A	549,603

	Aerospace & Defense – 0.2%
450,000	Rolls-Royce PLC, 2.375%, 10/14/2020, 144A	449,793

	Agency Commercial Mortgage-Backed Securities – 1.3%
1,175,000	FHLMC Multifamily Structured Pass Through Certificates, Series KJ26, Class A2, 2.606%, 7/25/2025	1,189,745
648,018	FHLMC Multifamily Structured Pass Through Certificates, Series K013, Class A2, 3.974%, 1/25/2021(a)(c)	657,682
509,476	FHLMC Multifamily Structured Pass Through Certificates, Series K029, Class A2, 3.320%, 2/25/2023(a)	528,483
701,647	FHLMC Multifamily Structured Pass Through Certificates, Series K042, Class A2, 2.670%, 12/25/2024(a)	718,893

		3,094,803

	Airlines – 0.3%
855,000	Delta Air Lines, Inc., 2.900%, 10/28/2024	855,368

	Automotive – 4.5%
590,000	American Honda Finance Corp., 1.950%, 5/20/2022	592,141
425,000	American Honda Finance Corp., MTN, 2.000%, 2/14/2020	424,984
940,000	American Honda Finance Corp., MTN, 2.200%, 6/27/2022	947,311
245,000	American Honda Finance Corp., MTN, 3.625%, 10/10/2023	258,729
290,000	BMW U.S. Capital LLC, 1.850%, 9/15/2021, 144A	289,386
1,100,000	Daimler Finance North America LLC, 3.350%, 2/22/2023, 144A	1,131,306
670,000	Ford Motor Credit Co. LLC, 2.979%, 8/03/2022	671,040
200,000	Ford Motor Credit Co. LLC, 3.810%, 1/09/2024	203,055
360,000	General Motors Financial Co., Inc., 4.150%, 6/19/2023	378,176
315,000	Harley-Davidson Financial Services, Inc., 3.350%, 2/15/2023, 144A	322,241
220,000	Harley-Davidson Financial Services, Inc., 4.050%, 2/04/2022, 144A	227,144
585,000	Hyundai Capital America, 2.750%, 9/18/2020, 144A	587,027

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Automotive – continued
$95,000	Hyundai Capital America, 3.000%, 6/20/2022, 144A	$96,055
1,065,000	Nissan Motor Acceptance Corp., 2.150%, 7/13/2020, 144A	1,064,548
730,000	Nissan Motor Acceptance Corp., 3.450%, 3/15/2023, 144A	746,004
955,000	PACCAR Financial Corp., MTN, 1.900%, 2/07/2023	956,272
295,000	Toyota Motor Credit Corp., MTN, 1.800%, 10/07/2021	295,038
870,000	Toyota Motor Credit Corp., MTN, 2.150%, 9/08/2022	876,774
255,000	Volkswagen Group of America Finance LLC, 3.200%, 9/26/2026, 144A	261,532
615,000	Volkswagen Group of America Finance LLC, 4.250%, 11/13/2023, 144A	655,407

		10,984,170

	Banking – 17.7%
315,000	American Express Co., 2.200%, 10/30/2020	315,647
495,000	American Express Co., 3.700%, 8/03/2023	520,441
915,000	ANZ New Zealand International Ltd., 2.200%, 7/17/2020, 144A	916,314
1,190,000	Australia & New Zealand Banking Group Ltd., MTN, 2.050%, 11/21/2022	1,194,233
395,000	Bank of Ireland Group PLC, 4.500%, 11/25/2023, 144A	421,265
725,000	Bank of Montreal, MTN, 2.050%, 11/01/2022	727,971
545,000	Bank of Montreal, MTN, 2.500%, 6/28/2024	551,757
870,000	Bank of Nova Scotia (The), 2.000%, 11/15/2022	871,404
950,000	Bank of Nova Scotia (The), 2.150%, 7/14/2020	950,982
450,000	Banque Federative du Credit Mutuel S.A., 2.200%, 7/20/2020, 144A	450,401
200,000	Banque Federative du Credit Mutuel S.A., 2.375%, 11/21/2024, 144A	199,974
460,000	Banque Federative du Credit Mutuel S.A., 2.700%, 7/20/2022, 144A	467,248
485,000	Banque Federative du Credit Mutuel S.A., 3.750%, 7/20/2023, 144A	508,668
795,000	Barclays PLC, (fixed rate to 5/16/2023, variable rate thereafter), 4.338%, 5/16/2024	838,248
510,000	BNP Paribas S.A., (fixed rate to 11/19/2024, variable rate thereafter), 2.819%, 11/19/2025, 144A	516,057
490,000	BNZ International Funding Ltd., 2.400%, 2/21/2020, 144A	490,163
160,000	Capital One Financial Corp., 3.750%, 3/09/2027	170,673

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Banking – continued
$545,000	Capital One NA, 2.150%, 9/06/2022	$545,925
215,000	Citigroup, Inc., 2.900%, 12/08/2021	218,533
1,000,000	Citigroup, Inc., (fixed rate to 1/24/2022, variable rate thereafter), 3.142%, 1/24/2023	1,019,594
940,000	Citigroup, Inc., (fixed rate to 11/04/2021, variable rate thereafter), 2.312%, 11/04/2022	942,926
310,000	Citizens Bank NA, 2.250%, 3/02/2020	310,024
250,000	Comerica Bank, 2.500%, 6/02/2020	250,630
225,000	Comerica, Inc., 3.700%, 7/31/2023	236,534
660,000	Cooperatieve Rabobank U.A. (NY), 2.750%, 1/10/2023	672,951
925,000	Credit Agricole S.A., 3.750%, 4/24/2023, 144A	967,645
405,000	Credit Suisse AG, 2.100%, 11/12/2021	406,917
940,000	Danske Bank A/S, 3.875%, 9/12/2023, 144A	976,171
215,000	Deutsche Bank AG, 3.150%, 1/22/2021	215,978
835,000	Deutsche Bank AG, (fixed rate to 11/26/2024, variable rate thereafter), 3.961%, 11/26/2025	853,199
865,000	DNB Bank ASA, 2.150%, 12/02/2022, 144A	869,181
520,000	Goldman Sachs Group, Inc. (The), (fixed rate to 10/31/2021, variable rate thereafter), 2.876%, 10/31/2022	527,379
520,000	HSBC Holdings PLC, (fixed rate to 9/12/2025, variable rate thereafter), 4.292%, 9/12/2026	562,341
535,000	JPMorgan Chase & Co., (fixed rate to 4/1/2022, variable rate thereafter), 3.207%, 4/01/2023	547,758
665,000	Lloyds Bank PLC, 2.250%, 8/14/2022	668,299
495,000	Lloyds Banking Group PLC, 4.050%, 8/16/2023	524,884
1,195,000	Macquarie Bank Ltd., 2.100%, 10/17/2022, 144A	1,198,758
930,000	National Australia Bank Ltd., 3.700%, 11/04/2021	959,583
625,000	National Bank of Canada, 2.150%, 10/07/2022, 144A	624,864
1,135,000	National Bank of Canada, 2.200%, 11/02/2020	1,137,747
620,000	Nationwide Building Society, (fixed rate to 3/08/2023, variable rate thereafter), 3.766%, 3/08/2024, 144A	641,908
1,020,000	NatWest Markets PLC, 3.625%, 9/29/2022, 144A	1,056,726
1,055,000	Nordea Bank Abp, 2.125%, 5/29/2020, 144A	1,055,549

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Banking – continued
$315,000	Northern Trust Corp., (fixed rate to 5/08/2027, variable rate thereafter), 3.375%, 5/08/2032	$323,786
410,000	PNC Financial Services Group, Inc. (The), 2.600%, 7/23/2026	415,230
870,000	Santander Holdings USA, Inc., 3.244%, 10/05/2026, 144A	879,637
120,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	123,465
350,000	Santander UK PLC, 2.125%, 11/03/2020	350,417
715,000	Santander UK PLC, 2.500%, 1/05/2021	719,340
580,000	Santander UK PLC, 2.875%, 6/18/2024	593,227
840,000	Societe Generale S.A., 2.625%, 10/16/2024, 144A	840,280
530,000	Standard Chartered PLC, (fixed rate to 5/21/2024, variable rate thereafter), 3.785%, 5/21/2025, 144A	551,359
305,000	State Street Corp., (fixed rate to 5/15/2022, variable rate thereafter), 2.653%, 5/15/2023	309,248
545,000	Sumitomo Mitsui Financial Group, Inc., 2.696%, 7/16/2024	552,835
235,000	Sumitomo Mitsui Financial Group, Inc., 2.784%, 7/12/2022	239,067
515,000	Svenska Handelsbanken AB, 3.900%, 11/20/2023	551,661
1,140,000	Synchrony Bank, 3.650%, 5/24/2021	1,164,020
75,000	Synchrony Financial, 4.250%, 8/15/2024	80,051
1,065,000	Toronto Dominion Bank (The), MTN, 3.250%, 6/11/2021	1,087,706
700,000	Toronto-Dominion Bank (The), MTN, 1.900%, 12/01/2022	700,671
340,000	Truist Financial Corp., MTN, 2.500%, 8/01/2024	344,477
1,015,000	Truist Financial Corp., MTN, 3.050%, 6/20/2022	1,040,366
1,150,000	UBS AG, 2.200%, 6/08/2020, 144A	1,151,035
665,000	UniCredit SpA, 3.750%, 4/12/2022, 144A	681,498
855,000	Wells Fargo & Co., (fixed rate to 10/30/2029, variable rate thereafter), MTN, 2.879%, 10/30/2030	860,943
1,030,000	Wells Fargo Bank NA, 3.625%, 10/22/2021	1,060,083
195,000	Westpac Banking Corp., 2.800%, 1/11/2022	198,185

		42,922,037

	Brokerage – 0.2%
415,000	Ameriprise Financial, Inc., 3.000%, 3/22/2022	424,513

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Building Materials – 0.3%
$107,000	Fortune Brands Home & Security, Inc., 3.000%, 6/15/2020	$107,366
600,000	Martin Marietta Materials, Inc., 3-month LIBOR + 0.650%, 2.549%, 5/22/2020(e)	600,695
40,000	Masco Corp., 3.500%, 4/01/2021	40,596

		748,657

	Cable Satellite – 0.1%
320,000	Cox Communications, Inc., 3.150%, 8/15/2024, 144A	329,068

	Chemicals – 0.3%
480,000	Cabot Corp., 4.000%, 7/01/2029	503,479
255,000	DuPont de Nemours, Inc., 3.766%, 11/15/2020	258,534
9,000	Eastman Chemical Co., 4.500%, 1/15/2021	9,165

		771,178

	Collateralized Mortgage Obligations – 3.2%
616,510	Government National Mortgage Association, Series 2010-H02, Class FA, 1-month LIBOR + 0.680%, 2.380%, 2/20/2060(e)	619,629
313,273	Government National Mortgage Association, Series 2010-H03, Class FA, 1-month LIBOR + 0.550%, 2.250%, 3/20/2060(e)	313,257
168,175	Government National Mortgage Association, Series 2014-H14, Class FA, 1-month LIBOR + 0.500%, 2.497%, 7/20/2064(e)	167,892
121,523	Government National Mortgage Association, Series 2014-H15, Class FA, 1-month LIBOR + 0.500%, 2.274%, 7/20/2064(e)	121,287
17,976	Government National Mortgage Association, Series 2015-H09, Class HA, 1.750%, 3/20/2065	17,884
304,656	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065(a)	299,927
501,181	Government National Mortgage Association, Series 2016-H06, Class FC, 1-month LIBOR + 0.920%, 2.694%, 2/20/2066(a)(e)	505,912
427,597	Government National Mortgage Association, Series 2016-H10, Class FJ, 1-month LIBOR + 0.600%, 2.374%, 4/20/2066(a)(e)	427,939
2,105,614	Government National Mortgage Association, Series 2018-H17, Class JA, 3.750%, 9/20/2068(a)(c)	2,243,092
410,874	Government National Mortgage Association, Series 2019-H01, Class FL, 1-month LIBOR + 0.450%, 2.224%, 12/20/2068(e)	409,689
1,431,044	Government National Mortgage Association, Series 2019-H01, Class FT, 1-month LIBOR + 0.400%, 2.174%, 10/20/2068(a)(e)	1,427,245
1,268,433	Government National Mortgage Association, Series 2019-H10, Class FM, 1-month LIBOR + 0.400%, 2.174%, 5/20/2069(a)(e)	1,267,266

		7,821,019

	Construction Machinery – 0.6%
300,000	Caterpillar Financial Services Corp., MTN, 3.150%, 9/07/2021	306,656
500,000	Caterpillar Financial Services Corp., MTN, 3.650%, 12/07/2023	530,681

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Construction Machinery – continued
$265,000	Caterpillar Financial Services Corp., Series I, 2.650%, 5/17/2021	$268,031
110,000	John Deere Capital Corp., MTN, 2.600%, 3/07/2024	112,527
174,000	John Deere Capital Corp., Series 0014, 2.450%, 9/11/2020	174,673

		1,392,568

	Consumer Cyclical Services – 0.8%
460,000	Experian Finance PLC, 2.750%, 3/08/2030, 144A	453,205
620,000	Mastercard, Inc., 2.000%, 3/03/2025	618,465
245,000	Western Union Co. (The), 2.850%, 1/10/2025	245,827
495,000	Western Union Co. (The), 4.250%, 6/09/2023	523,043

		1,840,540

	Consumer Products – 0.2%
420,000	Hasbro, Inc., 3.550%, 11/19/2026	422,951

	Diversified Manufacturing – 0.8%
455,000	Kennametal, Inc., 4.625%, 6/15/2028	482,615
265,000	Timken Co. (The), 4.500%, 12/15/2028	285,627
860,000	United Technologies Corp., 3.650%, 8/16/2023	906,790
175,000	Westinghouse Air Brake Technologies Corp., 3-month LIBOR + 1.300%, 3.194%, 9/15/2021(e)	175,027

		1,850,059

	Electric – 3.8%
720,000	Alliant Energy Finance LLC, 4.250%, 6/15/2028, 144A	774,738
120,000	Consolidated Edison Co. of New York, Inc., Series B, 2.900%, 12/01/2026	123,503
225,000	Dominion Energy, Inc., 3.071%, 8/15/2024	231,788
270,000	DTE Energy Co., 2.250%, 11/01/2022	269,979
1,135,000	Duke Energy Carolinas LLC, 3.050%, 3/15/2023	1,169,920
290,000	Evergy, Inc., 2.900%, 9/15/2029	288,638
451,000	Exelon Corp., 2.450%, 4/15/2021	453,049
179,000	Exelon Generation Co. LLC, 2.950%, 1/15/2020	179,030
116,000	Exelon Generation Co. LLC, 4.250%, 6/15/2022	121,334

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Electric – continued
$188,000	National Rural Utilities Cooperative Finance Corp., (fixed rate to 4/30/2023, variable rate thereafter), 4.750%, 4/30/2043	$195,926
240,000	NextEra Energy Capital Holdings, Inc., 2.750%, 11/01/2029	241,280
830,000	NextEra Energy Capital Holdings, Inc., 2.403%, 9/01/2021	835,987
1,115,000	PNM Resources, Inc., 3.250%, 3/09/2021	1,128,055
370,000	PSEG Power LLC, 3.850%, 6/01/2023	388,339
235,000	Public Service Enterprise Group, Inc., 2.875%, 6/15/2024	240,245
273,000	Southern Co. (The), 2.750%, 6/15/2020	273,650
720,000	Southern Power Co., Series E, 2.500%, 12/15/2021	727,496
600,000	Vistra Operations Co. LLC, 3.550%, 7/15/2024, 144A	607,811
1,030,000	Wisconsin Public Service Corp., 3.350%, 11/21/2021	1,058,670

		9,309,438

	Finance Companies – 1.0%
610,000	Air Lease Corp., 3.250%, 10/01/2029	606,833
280,000	Ares Capital Corp., 4.200%, 6/10/2024	293,215
305,000	Aviation Capital Group LLC, 3.875%, 5/01/2023, 144A	315,158
225,000	Aviation Capital Group LLC, 4.375%, 1/30/2024, 144A	237,114
375,000	Avolon Holdings Funding Ltd., 3.625%, 5/01/2022, 144A	384,225
615,000	FS KKR Capital Corp., 4.125%, 2/01/2025	623,684

		2,460,229

	Financial Other – 0.4%
470,000	LeasePlan Corp NV, 2.875%, 10/24/2024, 144A	469,840
410,000	Mitsubishi UFJ Lease & Finance Co. Ltd., 2.652%, 9/19/2022, 144A	412,744
185,000	ORIX Corp., 3.250%, 12/04/2024	192,876

		1,075,460

	Food & Beverage – 1.6%
835,000	Bacardi Ltd., 4.700%, 5/15/2028, 144A	910,220
120,000	Brown-Forman Corp., 3.500%, 4/15/2025	127,998
525,000	Bunge Ltd. Finance Corp., 4.350%, 3/15/2024	551,539

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Food & Beverage – continued
$1,095,000	General Mills, Inc., 2.600%, 10/12/2022	$1,111,786
90,000	Kraft Heinz Foods Co., 3.000%, 6/01/2026	90,026
845,000	Molson Coors Brewing Co., 2.250%, 3/15/2020	844,639
140,000	Smithfield Foods, Inc., 3.350%, 2/01/2022, 144A	140,414

		3,776,622

	Government Owned - No Guarantee – 0.1%
155,000	Petroleos Mexicanos, 6.875%, 8/04/2026	170,547

	Health Insurance – 0.1%
310,000	Humana, Inc., 2.500%, 12/15/2020	311,311

	Healthcare – 0.7%
630,000	Cigna Corp., 3.750%, 7/15/2023	660,741
95,000	Cigna Corp., 4.500%, 2/25/2026, 144A	104,251
65,000	Cigna Corp., 4.750%, 11/15/2021, 144A	68,145
510,000	DH Europe Finance II S.a.r.l., 2.200%, 11/15/2024	510,687
165,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	165,032
94,000	Quest Diagnostics, Inc., 4.750%, 1/30/2020	94,167

		1,603,023

	Hybrid ARMs – 0.1%
37,516	FHLMC, 1-year CMT + 2.257%, 4.447%, 1/01/2035(e)	39,646
87,202	FHLMC, 1-year CMT + 2.500%, 4.800%, 5/01/2036(e)	92,777

		132,423

	Independent Energy – 0.3%
765,000	Diamondback Energy, Inc., 3.500%, 12/01/2029	778,464

	Integrated Energy – 0.2%
545,000	Shell International Finance BV, 2.375%, 11/07/2029	540,585

	Life Insurance – 2.1%
85,000	AIG Global Funding, 2.150%, 7/02/2020, 144A	85,082
380,000	Athene Global Funding, 2.750%, 4/20/2020, 144A	380,792

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Life Insurance – continued
$330,000	Brighthouse Financial, Inc., 3.700%, 6/22/2027	$329,230
405,000	Global Atlantic Finance Co., 4.400%, 10/15/2029, 144A	399,852
155,000	Jackson National Life Global Funding, 3.875%, 6/11/2025, 144A	166,251
505,000	Metropolitan Life Global Funding I, 2.400%, 6/17/2022, 144A	510,294
360,000	New York Life Global Funding, 3-month LIBOR + 0.280%, 2.233%, 1/21/2022, 144A(e)	360,761
1,070,000	New York Life Global Funding, 2.875%, 4/10/2024, 144A	1,103,983
915,000	New York Life Global Funding, 2.950%, 1/28/2021, 144A	927,805
720,000	Reliance Standard Life Global Funding II, 3.850%, 9/19/2023, 144A	755,111
63,000	Unum Group, 5.625%, 9/15/2020	64,617

		5,083,778

	Lodging – 0.6%
580,000	Choice Hotels International, Inc., 3.700%, 12/01/2029	584,228
590,000	Marriott International, Inc., 2.125%, 10/03/2022	591,135
350,000	Marriott International, Inc., Series Z, 4.150%, 12/01/2023	375,629

		1,550,992

	Media Entertainment – 0.3%
95,000	Activision Blizzard, Inc., 2.300%, 9/15/2021	95,499
130,000	Interpublic Group of Cos., Inc. (The), 3.500%, 10/01/2020	131,393
425,000	ViacomCBS, Inc., 2.900%, 6/01/2023	433,872

		660,764

	Metals & Mining – 0.2%
280,000	ArcelorMittal S.A., 3.600%, 7/16/2024	287,127
155,000	Glencore Funding LLC, 4.125%, 3/12/2024, 144A	162,347
65,000	Steel Dynamics, Inc., 3.450%, 4/15/2030	65,772

		515,246

	Midstream – 1.3%
390,000	Cameron LNG LLC, 3.302%, 1/15/2035, 144A	393,896
350,000	Dominion Energy Gas Holdings LLC, Series A, 2.500%, 11/15/2024	351,640
830,000	Enbridge, Inc., 3.125%, 11/15/2029	840,319

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Midstream – continued
$25,000	Energy Transfer Operating LP, 4.250%, 3/15/2023	$26,113
440,000	Midwest Connector Capital Co. LLC, 3.625%, 4/01/2022, 144A	450,517
1,130,000	MPLX LP, 3-month LIBOR + 0.900%, 2.785%, 9/09/2021(e)	1,133,459

		3,195,944

	Mortgage Related – 2.1%
2,482	FHLMC, 3.000%, 10/01/2026	2,549
217	FHLMC, 6.500%, 1/01/2024	241
48	FHLMC, 8.000%, 7/01/2025	52
39	FNMA, 6.000%, 9/01/2021	39
147,248	GNMA, 4.128%, 2/20/2063(a)(c)	148,071
23,962	GNMA, 4.137%, 5/20/2062(c)	24,425
30,818	GNMA, 4.145%, 5/20/2062(c)	30,995
128,382	GNMA, 4.163%, 2/20/2063(c)	129,638
53,223	GNMA, 4.318%, 10/20/2062(c)	53,863
93,443	GNMA, 4.355%, 4/20/2063(c)	94,325
70,672	GNMA, 4.388%, 11/20/2064(c)	71,613
61,153	GNMA, 4.404%, 6/20/2066(c)	65,860
224,649	GNMA, 4.431%, 10/20/2066(c)	244,438
105,153	GNMA, 4.436%, 9/20/2066(c)	113,900
60,323	GNMA, 4.444%, 11/20/2066(c)	65,080
158,657	GNMA, 4.453%, 4/20/2063(a)(c)	160,717
63,692	GNMA, 4.494%, 8/20/2066(c)	68,648
111,592	GNMA, 4.499%, 11/20/2066(c)	121,121
72,279	GNMA, 4.511%, 3/20/2063(c)	72,833
3,935	GNMA, 4.519%, 7/20/2062(c)	4,128
82,846	GNMA, 4.521%, 10/20/2066(c)	90,545
68,041	GNMA, 4.523%, 2/20/2063(c)	68,542

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Mortgage Related – continued
$194,478	GNMA, 4.529%, 9/20/2066(c)	$212,516
1,049,129	GNMA, 4.530%, 4/20/2067(a)(c)	1,149,551
117,457	GNMA, 4.533%, 10/20/2066(c)	127,363
463,831	GNMA, 4.549%, 7/20/2067(a)(c)	511,376
884,840	GNMA, 4.590%, 1/20/2067(a)(c)	973,804
384,964	GNMA, 4.685%, 5/20/2064(a)(c)	408,149
682	GNMA, 4.700%, 8/20/2061(c)	731
729	GNMA, 6.500%, 12/15/2023	804

		5,015,917

	Non-Agency Commercial Mortgage-Backed Securities – 6.0%
230,000	BANK, Series 2019-BN24, Class A3, 2.960%, 11/15/2062	235,842
565,000	Barclays Commercial Mortgage Securities Trust, Series 2017-C1, Class A2, 3.189%, 2/15/2050(a)	574,992
491,600	CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3, 3.865%, 1/10/2048(a)	526,453
361,996	CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A4, 3.283%, 5/10/2058	376,338
992,138	Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4, 3.314%, 4/10/2049(a)	1,039,162
540,000	Citigroup Commercial Mortgage Trust, Series 2019-C7, Class A4, 3.102%, 12/15/2072	557,314
263,676	Commercial Mortgage Pass Through Certificates, Series 2013-CR8, Class A5, 3.612%, 6/10/2046(c)	274,657
535,000	Commercial Mortgage Pass Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030, 144A(a)	541,186
28,588	Commercial Mortgage Pass Through Certificates, Series 2014-CR14, Class A2, 3.147%, 2/10/2047	28,579
68,558	Commercial Mortgage Pass Through Certificates, Series 2014-CR15, Class A2, 2.928%, 2/10/2047	68,564
179,938	Commercial Mortgage Pass Through Certificates, Series 2014-CR16, Class ASB, 3.653%, 4/10/2047	184,730
478,193	Commercial Mortgage Pass Through Certificates, Series 2014-LC17, Class A3, 3.723%, 10/10/2047(a)	491,678
280,000	Commercial Mortgage Pass Through Certificates, Series 2014-UBS3, Class A4, 3.819%, 6/10/2047	296,591
280,000	Commercial Mortgage Pass Through Certificates, Series 2015-DC1, Class A5, 3.350%, 2/10/2048	291,600
520,299	Commercial Mortgage Pass Through Certificates, Series 2016-DC2, Class A5, 3.765%, 2/10/2049(a)	555,056
640,000	Credit Suisse Mortgage Capital Certificates, Series 2014-USA, Class A2, 3.953%, 9/15/2037, 144A(a)	674,158
84,913	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class ASB, 3.617%, 11/15/2048	88,241

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Agency Commercial Mortgage-Backed Securities – continued
$470,000	CSAIL Commercial Mortgage Trust, Series 2019-C18, Class A4, 2.968%, 12/15/2052	$477,625
340,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.550%, 3/05/2033, 144A(c)	350,476
330,000	GS Mortgage Securities Trust, Series 2014-GC18, Class A4, 4.074%, 1/10/2047	350,643
180,000	Hudsons Bay Simon JV Trust, Series 2015-HB10, Class A10, 4.155%, 8/05/2034, 144A	186,112
355,000	Hudsons Bay Simon JV Trust, Series 2015-HB7, Class A7, 3.914%, 8/05/2034, 144A	360,995
850,000	JPMDB Commercial Mortgage Securities Trust, Series 2019-COR6, Class A4, 3.057%, 11/13/2052	875,858
98,863	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C19, Class ASB, 3.584%, 4/15/2047	101,453
151,873	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2017-JP5, Class A1, 2.086%, 3/15/2050	151,672
575,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2019-COR5, Class A4, 3.386%, 6/13/2052(a)	607,830
240,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10, Class A4, 4.081%, 7/15/2046(c)	253,943
181,889	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3, 3.669%, 2/15/2047	183,584
129,604	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4, 3.306%, 4/15/2048	134,943
194,995	Starwood Retail Property Trust, Series 2014-STAR, Class A, 1-month LIBOR + 1.470%, 3.210%, 11/15/2027, 144A(e)	194,397
505,000	UBS-Barclays Commercial Mortgage Trust, Series 2012-TFT, Class A, 2.892%, 6/05/2030, 144A(a)	504,944
565,000	UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A4, 3.244%, 4/10/2046(a)	581,262
201,109	Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4, 3.426%, 3/15/2059	211,800
1,295,000	Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A2, 3.118%, 1/15/2060(a)	1,315,905
152,101	WFRBS Commercial Mortgage Trust, Series 2014-C19, Class A3, 3.660%, 3/15/2047	153,651
325,000	WFRBS Commercial Mortgage Trust, Series 2014-C19, Class A5, 4.101%, 3/15/2047	347,261
308,614	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class ASB, 3.638%, 5/15/2047(a)	317,372

		14,466,867

	Oil Field Services – 0.6%
980,000	Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 2.773%, 12/15/2022	999,677
375,000	National Oilwell Varco, Inc., 3.600%, 12/01/2029	376,143

		1,375,820

	Pharmaceuticals – 0.6%
420,000	AbbVie, Inc., 2.950%, 11/21/2026, 144A	427,629

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Pharmaceuticals – continued
$305,000	AbbVie, Inc., 3.600%, 5/14/2025	$322,225
235,000	Bayer U.S. Finance II LLC, 3.375%, 7/15/2024, 144A	242,563
525,000	Pfizer, Inc., 3.200%, 9/15/2023	547,759

		1,540,176

	Property & Casualty Insurance – 0.5%
645,000	American Financial Group, Inc., 3.500%, 8/15/2026	664,516
180,000	Assurant, Inc., 4.200%, 9/27/2023	187,924
145,000	AXIS Specialty Finance LLC, 3.900%, 7/15/2029	151,681
285,000	PartnerRe Finance B LLC, 3.700%, 7/02/2029	296,268

		1,300,389

	Railroads – 0.1%
215,000	Union Pacific Corp., 3.646%, 2/15/2024	227,366

	REITs - Health Care – 0.5%
675,000	Healthpeak Properties, Inc., 3.000%, 1/15/2030	677,667
615,000	Omega Healthcare Investors, Inc., 4.500%, 1/15/2025	656,237

		1,333,904

	REITs - Hotels – 0.4%
350,000	Host Hotels & Resorts LP, Series H, 3.375%, 12/15/2029	353,164
600,000	Service Properties Trust, 4.950%, 10/01/2029	609,924

		963,088

	REITs - Office Property – 0.3%
140,000	Alexandria Real Estate Equities, Inc., 2.750%, 12/15/2029	138,354
185,000	Kilroy Realty LP, 3.050%, 2/15/2030	182,465
290,000	Office Properties Income Trust, 4.250%, 5/15/2024	301,436

		622,255

	REITs - Shopping Centers – 0.4%
565,000	Brixmor Operating Partnership LP, 3.650%, 6/15/2024	591,033
490,000	WEA Finance LLC, 2.875%, 1/15/2027, 144A	488,537

		1,079,570

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Restaurants – 0.7%
$1,280,000	McDonald’s Corp., MTN, 2.625%, 1/15/2022	$1,298,431
420,000	McDonald’s Corp., MTN, 3.350%, 4/01/2023	437,474

		1,735,905

	Retailers – 0.8%
345,000	AutoNation, Inc., 3.500%, 11/15/2024	355,669
290,000	AutoNation, Inc., 4.500%, 10/01/2025	312,701
415,000	Best Buy Co., Inc., 4.450%, 10/01/2028	455,473
850,000	Seven & i Holdings Co. Ltd., 3.350%, 9/17/2021, 144A	867,217

		1,991,060

	Sovereigns – 0.3%
840,000	Republic of Italy, 2.375%, 10/17/2024	822,559

	Technology – 2.2%
665,000	Flex Ltd., 4.875%, 6/15/2029	722,453
450,000	Genpact Luxembourg S.a.r.l., 3.700%, 4/01/2022	456,550
1,145,000	Hewlett Packard Enterprise Co., 3-month LIBOR + 0.680%, 2.567%, 3/12/2021(e)	1,149,259
1,190,000	Intel Corp., 2.450%, 11/15/2029	1,186,756
530,000	International Business Machines Corp., 2.850%, 5/13/2022	541,990
89,000	Jabil, Inc., 5.625%, 12/15/2020	91,885
175,000	Marvell Technology Group Ltd., 4.200%, 6/22/2023	184,812
140,000	Microchip Technology, Inc., 3.922%, 6/01/2021	143,175
565,000	Panasonic Corp., 2.536%, 7/19/2022, 144A	569,910
205,000	Seagate HDD Cayman, 4.875%, 3/01/2024	218,576
130,000	Texas Instruments, Inc., 2.250%, 9/04/2029	128,363

		5,393,729

	Tobacco – 0.3%
565,000	BAT Capital Corp., 3.215%, 9/06/2026	569,332
215,000	Imperial Brands Finance PLC, 3.500%, 7/26/2026, 144A	216,257

		785,589

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Transportation Services – 0.8%
$695,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.125%, 8/01/2023, 144A	$733,700
135,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.450%, 1/29/2026, 144A	145,558
320,000	Ryder System, Inc., MTN, 3.750%, 6/09/2023	334,368
275,000	Ryder System, Inc., MTN, 3.875%, 12/01/2023	290,300
430,000	TTX Co., 2.600%, 6/15/2020, 144A	430,825

		1,934,751

	Treasuries – 23.5%
3,670,000	U.S. Treasury Note, 1.125%, 2/28/2021	3,648,496
21,825,000	U.S. Treasury Note, 1.250%, 8/31/2024	21,408,109
2,395,000	U.S. Treasury Note, 1.500%, 9/15/2022	2,389,480
4,880,000	U.S. Treasury Note, 1.500%, 9/30/2024	4,839,397
2,495,000	U.S. Treasury Note, 1.500%, 10/31/2024	2,474,241
7,495,000	U.S. Treasury Note, 1.625%, 8/15/2029	7,307,332
4,180,000	U.S. Treasury Note, 1.750%, 6/30/2024	4,193,226
4,840,000	U.S. Treasury Note, 1.750%, 12/31/2024	4,855,314
5,855,000	U.S. Treasury Note, 2.375%, 5/15/2029	6,089,886

		57,205,481

	Wireless – 0.1%
200,000	SK Telecom Co. Ltd., 3.750%, 4/16/2023, 144A	207,393

	Wirelines – 0.4%
520,000	British Telecommunications PLC, 3.250%, 11/08/2029, 144A	519,617
205,000	British Telecommunications PLC, 4.500%, 12/04/2023	220,698
144,000	Verizon Communications, Inc., 3.376%, 2/15/2025	152,540

		892,855

	Total Bonds and Notes (Identified Cost $236,595,684)	239,375,477

Short-Term Investments – 2.9%
7,017,813	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2019 at 0.900% to be repurchased at $7,018,164 on 1/02/2020 collateralized by $6,820,000 U.S. Treasury Note, 2.875% due 10/31/2023 valued at $7,162,446 including accrued interest(f) (Identified Cost $7,017,813)	7,017,813

	Total Investments – 101.4% (Identified Cost $243,613,497)	246,393,290
	Other assets less liabilities – (1.4)%	(3,482,103)

	Net Assets – 100.0%	$242,911,187

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(b)	Level 3 security. Value has been determined using significant unobservable inputs.
(c)

Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of December 31, 2019 is disclosed.

(d)	Fair valued by the Fund’s adviser. At December 31, 2019, the value of these securities amounted to $11,206 or less than 0.1% of net assets.
(e)	Variable rate security. Rate as of December 31, 2019 is disclosed.
(f)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2019, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2019, the value of Rule 144A holdings amounted to $59,608,374 or 24.5% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
CMT	Constant Maturity Treasury
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At December 31, 2019, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
5 Year U.S. Treasury Note	3/31/2020	174	$20,714,464	$20,638,031	$(76,433)

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2019, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
ABS Home Equity	$—	$790,729	$11,206	(a)	$801,935
All Other Bonds and Notes*	—	238,573,542	—		238,573,542

Total Bonds and Notes	—	239,364,271	11,206		239,375,477

Short-Term Investments	—	7,017,813	—		7,017,813

Total	$—	$246,382,084	$11,206		$246,393,290

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(76,433)	$—	$—	$(76,433)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Fair valued by the Fund’s adviser.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2019 and/or December 31, 2019:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2019	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2019	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2019
Bonds and Notes
ABS Car Loan	$660,000	$—	$—	$—	$—	$—	$—	$(660,000)	$—	$—
ABS Home Equity	16,609	—	(20)	250	—	(5,633)	—	—	11,206	6

Total	$676,609	$—	$(20)	$250	$—	$(5,633)	$—	$(660,000)	$11,206	$6

A debt security valued at $660,000 was transferred from Level 3 to Level 2 during the period ended December 31, 2019. At September 30, 2019, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security. At December 31, 2019, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include futures contracts.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage its duration in order to control interest rate risk without having to buy or sell portfolio securities. During the period ended December 31, 2019, the Fund used futures contracts to manage duration.

The following is a summary of derivative instruments for the Fund, as of December 31, 2019:

Liabilities	Unrealized depreciation on futures contracts
Exchange-traded liability derivatives
Interest rate contracts	$(76,433)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, as of December 31, 2019:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$145,000	$145,000

Industry Summary at December 31, 2019 (Unaudited)

Treasuries	23.5%
Banking	17.7
ABS Car Loan	9.6
Non-Agency Commercial Mortgage-Backed Securities	6.0
Automotive	4.5
Electric	3.8
Collateralized Mortgage Obligations	3.2
ABS Other	2.5
Technology	2.2
Life Insurance	2.1
Mortgage Related	2.1
Other Investments, less than 2% each	21.3
Short-Term Investments	2.9

Total Investments	101.4
Other assets less liabilities (including futures contracts)	(1.4)

Net Assets	100.0%